Expense Example {- Freedom Lifetime Income III Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-10 - Freedom Lifetime Income III Portfolio - VIP Freedom Lifetime Income III Portfolio-Investor VIP
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738